Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 29, 2021	Mar. 31, 2022	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year[1]	Summary Compensation Table Total for CEO (Akdag)	Summary Compensation Table Total for CEO (Hulett)	Compensation Actually Paid to CEO (Akdag)[2]	Compensation Actually Paid to CEO (Hulett)[2]	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs [3]	Value of Initial Fixed $100 Investment Based On:		Net Income ($Mn)	Company Selected Performance Measure: Stock Price [5]
							Company Cumulative TSR	Peer Group Cumulative TSR[4]
2022	–	$534,119	–	$(7,454,281)	$616,191	$389,848	$64.67	$233.68	$0.23	$16.24
2021	1,237,110	12,602,605	1,094,037	10,031,005	956,459	722,151	96.82	145.51	21.10	25.80
2020	2,194,586	–	2,429,241	–	784,689	909,443	126.46	222.29	30.60	35.18

Company Selected Measure Name			Company stock price
Named Executive Officers, Footnote [Text Block]			The CEO and other NEOs for the indicated years were as follows: (i) for 2023, our CEO was Mr. Mathew N. Hulett, who has served as our CEO since August 30, 2021, and our other NEOs were Mr. Bruce Rosenbloom, who served as our chief financial officer from 2001 until August 2, 2022, and Ms. Christine Chambers, who has serviced as our Chief Financial Officer since August 3, 2022; (ii) for 2022, our CEOs were Mr. Menders Akdag, who served as our CEO from 2001 until August 29, 2021, and Mr. Mathew N. Hulett and our other NEO was Mr. Bruce Rosenbloom; and for 2021, our CEO was Mr. Menders Akdag and our other NEO was Mr. Bruce Rosenbloom.
Peer Group Issuers, Footnote [Text Block]	For the indicated covered year, the peer group was composed of the following companies:

Fiscal 2021	Fiscal 2022	Fiscal 2023
1-800-FLOWERS.COM, Inc.	1-800-FLOWERS.COM, Inc.	1-800-FLOWERS.COM, Inc.
Blue Apron Holdings, Inc.	Blue Apron Holdings, Inc.	Blue Apron Holdings, Inc.
FTD, Inc.	e.l.f. Beauty, Inc.	e.l.f. Beauty, Inc.
iMedia Brands, Inc.	iMedia Brands, Inc.	iMedia Brands, Inc.
LifeVantage Corporation	LifeVantage Corporation	LifeVantage Corporation
Mannatech, Incorporated	Mannatech, Incorporated	Mannatech, Incorporated
Medifast, Inc.	Medifast, Inc.	Medifast, Inc.
Natural Health Trends Corp.	Natural Health Trends Corp.	Natural Health Trends Corp.
Nature's Sunshine Products, Inc.	Nature's Sunshine Products, Inc.	Nature's Sunshine Products, Inc.
Nutrisystem, Inc.	PetIQ, Inc.	PetIQ, Inc.
PetIQ, Inc.	Stitch Fix, Inc.	Stitch Fix, Inc.
Youngevity International, Inc.	The RealReal, Inc.	The RealReal, Inc.
The Company’s fiscal 2021 proxy incorrectly referenced the peer group used to benchmark executive compensation as relating to fiscal 2020 rather than fiscal 2021.

Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported in this column are based on total compensation reported for our CEOs in the Summary Compensation Table (SCT) for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2022	2021

Total Compensation for CEO (Mr. Akdag) as reported SCT for the covered year	$1,237,110	$2,194,586
Deduct pension values reported in SCT for the covered year	–	–
Deduct grant date fair value of equity awards reported in SCT for the covered year	–	1,179,360
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	–	–
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	–	1,329,615
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	–	–
Add dividends paid on unvested shares/share units and stock options	–	–
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year.	–	–
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	(143,073)	84,400
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	-	-
Compensation Actually Paid to CEO (Akdag)	$1,094,037	$2,429,241

	2023	2022

Total Compensation for CEO (Mr. Hulett) as reported SCT for the covered year	$534,119	$12,602,605
Deduct pension values reported in SCT for the covered year	–	–
Deduct grant date fair value of equity awards reported in SCT for the covered year	–	12,303,600
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	–	–
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	–	9,732,000
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	–	–
Add dividends paid on unvested shares/share units and stock options	–	–
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year.	(7,833,600)	–
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	(154,800)	–
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	–	–
Compensation Actually Paid to CEO (Hulett)	$(7,454,281)	$10,031,005

Non-PEO NEO Average Total Compensation Amount			$ 616,191	$ 956,459	$ 784,689
Non-PEO NEO Average Compensation Actually Paid Amount			$ 389,848	722,151	909,443
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reported in this column are based on the average of the total compensation reported for our other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2023	2022	2021

Total Compensation for Other NEOs as reported SCT for the covered year	$616,191	$956,459	$784,689
Deduct pension values reported in SCT for the covered year	–	–	–
Deduct grant date fair value of equity awards reported in SCT for the covered year	173,040	468,496	311,220
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	–	–	–
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	–	385,065	350,871
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	–	–	–
Add dividends paid on unvested shares/share units and stock options	–	–	–
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year.	–	(91,875)	62,671
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	(53,303)	(59,002)	22,432
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	–	–	–
Compensation Actually Paid to Other NEOs	$389,848	$722,151	$909,443

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]			Stock Price •Adjusted EBITDA •Revenue
Total Shareholder Return Amount			$ 64.67	96.82	126.46
Peer Group Total Shareholder Return Amount			233.68	145.51	222.29
Net Income (Loss)			$ 230,000	$ 21,100,000	$ 30,600,000
Company Selected Measure Amount | $ / shares			16.24	25.80	35.18
PEO Name	Mr. Menders Akdag	Mr. Mathew N. Hulett	Mr. Mathew N. Hulett		Mr. Menders Akdag
Additional 402(v) Disclosure [Text Block]			In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officer to company performance for the most recently completed fiscal year. The Company determined Company stock price, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Stock Price
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Hulett [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 534,119	$ 12,602,605
PEO Actually Paid Compensation Amount			(7,454,281)	10,031,005
Akdag [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				1,237,110	$ 2,194,586
PEO Actually Paid Compensation Amount				1,094,037	2,429,241
PEO [Member] | Hulett [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(154,800)	0
PEO [Member] | Hulett [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,833,600)	0
PEO [Member] | Hulett [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Hulett [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	12,303,600
PEO [Member] | Hulett [Member] | Pension Adjustments, Service Cost and Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Hulett [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	9,732,000
PEO [Member] | Hulett [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Hulett [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Hulett [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Akdag [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(143,073)	84,400
PEO [Member] | Akdag [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Akdag [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Akdag [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	1,179,360
PEO [Member] | Akdag [Member] | Pension Adjustments, Service Cost and Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Akdag [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	1,329,615
PEO [Member] | Akdag [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Akdag [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Akdag [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(53,303)	(59,002)	22,432
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(91,875)	62,671
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			173,040	468,496	311,220
Non-PEO NEO [Member] | Pension Adjustments, Service Cost and Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	385,065	350,871
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0